Basis of Presentation and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortizable intangible assets, acquisition of deposit accounts, Gross Carrying Amount	$ 516	$ 516
Amortizable intangible assets, acquisition of deposit accounts, Accumulated Amortization	$ 426	$ 374